Financial instruments - Fair value disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value and other disclosures
Lebacs	$ 1,372
Net gain (loss) on financial assets at fair value through profit or loss	904	$ 305
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial assets	18,016	14,162
Financial liabilities	26,220	22,912
Financial assets at amortized cost
Fair value and other disclosures
Financial assets	13,673	10,903
Other short-term investments
Fair value and other disclosures
Net gain (loss) on financial assets at fair value through profit or loss	121	61
Other short-term investments | Level 1 | At fair value
Fair value and other disclosures
Financial assets	2,532	1,779
Investments | Financial assets at amortized cost
Fair value and other disclosures
Financial assets at fair value	3,172	351
Financial assets	3,169	349
Government bonds
Fair value and other disclosures
Net gain (loss) on financial assets at fair value through profit or loss	783	227
Government bonds | Level 1 | At fair value
Fair value and other disclosures
Financial assets	371	1,456
Government bonds - dollar linked | Financial assets at amortized cost
Fair value and other disclosures
Financial assets at fair value	301
Financial assets	293
Government bonds in foreign currency | Financial assets at amortized cost
Fair value and other disclosures
Financial assets at fair value	2,387	264
Financial assets	2,377	258
Provincial and Municipal Government bonds currency | Financial assets at amortized cost
Fair value and other disclosures
Financial assets at fair value	417
Financial assets	419
Provincial government bonds in pesos | Financial assets at amortized cost
Fair value and other disclosures
Financial assets at fair value	8	17
Financial assets	8	17
Provincial and municipal government bonds | Financial assets at amortized cost
Fair value and other disclosures
Financial assets at fair value	59	70
Financial assets	72	74
Tuve's Paraguay S.A shares purchase option
Fair value and other disclosures
Net gain (loss) on financial assets at fair value through profit or loss		11
Loans
Fair value and other disclosures
Financial liabilities at fair value	12,262	13,988
Financial liabilities	$ 12,235	$ 11,912